Related Party Transactions	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party Transactions
8.	Related Party Transactions
Software, subscription and support revenue from Related Parties
Certain investors and companies who the Company is affiliated with, purchased software, subscription and support revenue. The Company recognized $436 and $835 of revenue from contracts with related parties for the three months ending July 31, 2021, and July 31, 2020, respectively. The Company recognized $872 and $1,061 of revenue from contracts with related parties for the six months ending July 31, 2021, and July 31, 2020, respectively. The corresponding receivable was $3,413 and $2,540 as of July 31, 2021, and January 31, 2021, respectively.
Loans from Employees
On December 29, 2018, the Company entered into a loan with a current executive of the Company with a principal balance of $1,000 bearing an interest rate of 2.76% for a term of three years and is secured by a pledge of certain shares of Class A Common stock. The balance outstanding at July 31, 2021, and January 31, 2021 was $1,073 and $1,059, respectively.

15.	Related Party Transactions
Software, subscription and support revenue from Related Parties
Certain investors and companies who the Company is affiliated with, purchased software, subscription and support revenue. The Company recognized $1,860 and $676 of revenue from contracts with related parties for the years ending January 31, 2021 and January 31, 2020, respectively. The corresponding receivable was $2,541 and $681 as of January 31, 2021 and January 31, 2020, respectively.
Loans from Employees
On December 29, 2018, the Company entered into a loan with a current executive of the Company with a principal balance of $1,000 bearing an interest rate of 2.76% for a term of three years and is secured by a pledge of certain shares of Class A Common stock. The balance outstanding at January 31, 2021 and January 31, 2020 was $1,059 and $1,030, respectively.

LGL SYSTEMS ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On April 30, 2019, the sponsor purchased 3,593,750 shares of Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.007 per share. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. On November 6, 2019, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 4,312,500 Founder Shares being outstanding, of which an aggregate of up to 562,500 shares were subject to forfeiture by the sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part so that the sponsor would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering. All share and per-share
amounts have been retroactively restated to reflect the stock dividend. As a result of the underwriters’ election to fully exercise the over-allotment option, 562,500 Founder Shares are no longer subject to forfeiture.
The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except as described below and that the Founder Shares automatically convert into shares of Class A common stock at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.
The sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares in connection with the completion of a Business Combination or an amendment to the Company’s Certificate of Incorporation described below, (b) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares if the Company fails to consummate a Business Combination, and (c) not to propose an amendment to the Company’s Certificate of Incorporation to modify a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business
Combination within the required time period, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
In connection with the Initial Public Offering, the sponsor had agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares following the consummation of the Initial Public Offering until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In connection with the merger agreement (see Note 9), the sponsor and the Company amended these transfer restrictions such that the duration of the lockup period has been shortened to six months so as to coincide with the post-Business Combination
180-day
lockup period agreed to by the IronNet stockholders and to also provide relief from the lockup provisions to allow gifts to charitable organizations.
The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Private Warrants until 30 days after the completion of the Initial Business Combination. The sponsor and the Company’s officers and directors have also agreed to vote any Founder Shares held by them and any Public Shares purchased after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of a Business Combination.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on the November 5, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the three months ended June 30, 2021 and June 30, 2020, the Company incurred fees for these services of $30,000 and $30,000, respectively. For the six months ended June 30, 2021 and June 30, 2020, the Company incurred fees for these services of $60,000 and $60,000, respectively. Total accrued expenses related to these fees are $198,333 and $138,333 which is included within the accompanying condensed consolidated balance sheets at June 30, 2021 and December 31, 2020, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the sponsor, the Company’s officers or directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
On April 30, 2019, the sponsor purchased 3,593,750 shares of Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.007 per share. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. On November 6, 2019, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in an aggregate of 4,312,500 Founder Shares being outstanding, of which an aggregate of up to 562,500 shares were subject to forfeiture by the sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part so that the sponsor would own, on an as-converted
basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the sponsor did not purchase any Public shares in the Initial Public Offering). All share and per-share
amounts have been retroactively restated to reflect the stock dividend. As a result of the underwriters’ election to fully exercise the over-allotment option, 562,500 Founder Shares are no longer subject to forfeiture.
The Founder Shares are identical to the Class A common stock included in the Units sold in the Initial Public Offering except as described below and that the Founder Shares automatically convert into shares of Class A common stock at the time of the Company’s Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. Holders of Founder Shares may also elect to convert their shares of Class B convertible common stock into an equal number of shares of Class A common stock, subject to adjustment as provided above, at any time.
The sponsor has agreed (a) to waive its redemption rights with respect to its Founder Shares in connection with the completion of a Business Combination or an amendment to the Company’s Certificate of Incorporation described below, (b) to waive its rights to liquidating distributions from the Trust Account with respect to the
Founder Shares if the Company fails to consummate a Business Combination, and (c) not to propose an amendment to the Company’s Certificate of Incorporation to modify a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public shares if the Company does not complete a Business Combination within the required time period, unless the Company provides the public stockholders with the opportunity to redeem their Public shares in conjunction with any such amendment.
The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares following the consummation of the Initial Public Offering until the earlier to occur of: (A) one year after the completion of the Initial Business Combination or (B) subsequent to the Initial Business Combination, (x) if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
The sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the private warrants until 30 days after the completion of the Initial Business Combination. The sponsor and the Company’s officers and directors have also agreed to vote any Founder Shares held by them and any Public shares purchased after the Initial Public Offering (including in open market and privately negotiated transactions) in favor of a Business Combination.
Promissory Note—Related Party
On May 2, 2019, the sponsor agreed to loan the Company an aggregate of up to $150,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This Note was non-interest
bearing and payable on the earlier of (i) April 30, 2020, (ii) the completion of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. A total of $137,843 was loaned to the Company which was repaid on December 19, 2019.
Administrative Support Agreement
The Company entered into an agreement whereby, commencing on the November 5, 2019 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2020 and for period from April 30, 2019 (inception) through December 31, 2019, the Company incurred $120,000 and $18,333, in fees for these services, of which $138,333 and $18,333, respectively, are included in accrued expenses in the accompanying balance sheets as of December 31, 2020 and 2019, respectively.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the sponsor, the Company’s officers or directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the private warrants. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.